Stock Option Plans and Warrants to Purchase Common Stock (Details 4) (Warrant [Member], USD $)	12 Months Ended
Dec. 31, 2012
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	$ 0.68
Exercise price range, upper range limit	$ 0.68
Weighted-Average Remaining Contractual Life in Years	2 years 6 months
Outstanding Options/Warrants	2,843,338
Exercisable Options/Warrants	2,843,338
$.53-$2.00 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	$ 0.53
Exercise price range, upper range limit	$ 2.00
Weighted-Average Remaining Contractual Life in Years	5 years
Outstanding Options/Warrants	777,373
Exercisable Options/Warrants	777,373
$2.80-$3.96 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	$ 2.80
Exercise price range, upper range limit	$ 3.96
Weighted-Average Remaining Contractual Life in Years	1 year 1 month 6 days
Outstanding Options/Warrants	1,103,202
Exercisable Options/Warrants	1,103,202
$5.00-$6.06 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	$ 5.00
Exercise price range, upper range limit	$ 6.06
Weighted-Average Remaining Contractual Life in Years	2 years 2 months 12 days
Outstanding Options/Warrants	962,763
Exercisable Options/Warrants	962,763